Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Deferred government subsidies	$ 910,709	$ 999,685
Current portion of long-term payable		165,144
Notes payable		150,973
Taxes payable	54,174	250,718
Wages payable	105,079	91,049
Interest payable	304,222	281,165
Other payables and accruals	669,646	11,028
Total	$ 2,043,830	$ 1,950,122